Short-Term Debt (Tables)	12 Months Ended
Sep. 30, 2014
Short-term Debt [Abstract]
Summary of Available Limits Under Line of Credit Agreement
Available limits under this agreement for the remaining term are as follows:

Effective	Available Line-of-Credit
September 30, 2014	$15,000,000
October 24, 2014	19,000,000
February 1, 2015	16,000,000
March 1, 2015	12,000,000

Summary of Line of Credit
A summary of the line-of-credit follows:

	September 30
	2014	2013	2012
Line-of-credit at year-end	$15,000,000	$5,000,000	$3,000,000
Outstanding balance at year-end	9,045,050	—	—
Highest month-end balance outstanding	9,045,050	1,414,955	—
Average daily balance	1,340,833	80,593	—
Average rate of interest during year on outstanding balances	1.16%	1.21%	—%
Interest rate at year-end	1.16%	1.18%	1.22%
Interest rate on unused line-of-credit	0.15%	0.15%	0.15%